SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF REDEEMABLE ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION

At September 30, 2024, the redeemable ordinary shares subject to possible redemption reflected in the unaudited condensed consolidated balance sheet is reconciled in the following table:

Redeemable ordinary shares subject to possible redemption at December 31, 2023	$19,901,169
Plus:
Remeasurement of carrying value to redemption value	481,511
Less:
Redemption	(13,781,323)
Redeemable ordinary shares subject to possible redemption at September 30, 2024	$6,601,357

At December 31, 2023 and 2022, the redeemable ordinary shares subject to possible redemption reflected in the consolidated balance sheet is reconciled in the following table:

Gross proceeds	$287,500,000
Less:
Fair value to Public Warrants at issuance	(5,606,250)
Redeemable ordinary share issuance costs	(16,098,990)
Plus:
Remeasurement of carrying value to redemption value	33,209,323
Redeemable ordinary shares subject to possible redemption at December 31, 2022	299,004,083
Less:
Redemption	(284,916,127)
Plus:
Remeasurement of carrying value to redemption value	5,813,213
Redeemable ordinary shares subject to possible redemption at December 31, 2023	$19,901,169

SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

	For the three months ended September 30, 2024		For the three months ended September 30, 2023
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(537,019)	$—	$(69,258)	$—
Denominator:
Weighted average shares outstanding	7,765,144	—	8,991,229	—
Basic and dilution net loss per share	$(0.07)	$—	$(0.01)	$—

	For the nine months ended		For the nine months ended
	September 30, 2024		September 30, 2023
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(3,606,378)	$—	$3,873,480	$741,512
Denominator:
Weighted average shares outstanding	8,405,035	—	18,979,179	3,633,242
Basic and dilution net (loss) income per share	$(0.43)	$—	$0.20	$0.20

	For year ended		For year ended
	December 31, 2023		December 31, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per share:
Numerator:
Allocation of net income	$3,831,570	$632,509	$2,582,508	$757,730
Denominator:
Weighted average shares outstanding	16,461,668	2,717,466	24,496,575	7,187,500
Basic and dilution net income per share	$0.23	$0.23	$0.11	$0.11

Aspire Biopharma Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF RESTATEMENT OF BALANCE SHEETS

The effect of the restatement of the Balance Sheets for September 30, 2024 and December 31, 2023 are as follows:

	As Previously Reported	Restated	Effect of the Restatement
	September 30, 2024	September 30, 2024
ASSETS:
Current Assets:
Cash	$16,541	$16,541	$-
Prepaid Expenses	167,500	167,500	-
Total Current Assets	184,041	184,041	-

Intangible Assets, net	5,028,087	-	(5,028,087)
Total Assets	$5,212,128	$184,041	$(5,028,087)

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Current Liabilities:
Accounts Payable	$129,390	$129,390	$-
Short-term loans from shareholders	853,113	853,113	-
Other Current Liabilities	178,661	3,126	(175,535)
Total Current Liabilities	1,161,163	985,629	(175,535)

Long-Term Liabilities:
Contingent Liability (SEC)	3,852,552	-	(3,852,552)
Total Long-Term Liabilities	3,852,552	-	(3,852,552)
Total Liabilities	$5,013,716	$985,629	$(4,028,087)

Stockholders Equity:
Common stock - Par Value $0.01	221,661	221,661	-
Additional paid-in-capital	2,015,484	1,015,484	(1,000,000)
Accumulated Deficit	(2,038,733)	(2,038,733)	-
Total Equity	198,412	(801,588)	(1,000,000)
TOTAL LIABILITIES AND EQUITY	$5,212,128	$184,041	$(5,028,087)

	As Previously Reported	Restated	Effect of the Restatement
	December 31, 2023	December 31, 2023
ASSETS:
Current Assets:
Cash	$11,174	$11,174	$-
Prepaid Expenses	35,000	35,000	-
Total Current Assets	46,174	46,174	-
			-
Intangible Assets, net	4,971,007	-	(4,971,007)
Total Assets	$5,017,181	$46,174	$(4,971,007)

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Current Liabilities:
Accounts Payable	$172,773	$172,773	$-
Short-term loans from shareholders	360,636	360,636	-
Other Current Liabilities	119,081	626	(118,455)
Total Current Liabilities	652,490	534,035	(118,455)

Long-Term Liabilities:
Contingent Liability (SEC)	3,852,552	-	(3,852,552)
Total Long-Term Liabilities	3,852,552	-	(3,852,552)
Total Liabilities	$4,505,042	$534,035	$(3,971,007)

Stockholders Equity:
Common stock - Par Value $0.01	221,500	221,500	-
Additional paid-in-capital	1,758,000	758,000	(1,000,000)
Accumulated Deficit	(1,467,361)	(1,467,361)	-
Total Equity	512,139	(487,861)	(1,000,000)
TOTAL LIABILITIES AND EQUITY	$5,017,181	$46,174	$(4,971,007)

The effect of the restatement of the Balance Sheets for December 31, 2023 and 2022 are as follows:

	As Previously Reported	Restated	Effect of the Restatement
	December 31, 2023	December 31, 2023
ASSETS:
Current Assets:
Cash	$11,174	$11,174	$-
Prepaid Expenses	35,000	35,000	-
Total Current Assets	46,174	46,174	-
			-
Intangible Assets, net	4,971,007	-	(4,971,007)
Total Assets	$5,017,181	$46,174	$(4,971,007)

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Current Liabilities:
Accounts Payable	$172,773	$172,773	$-
Short-term loans from shareholders	360,636	360,636	-
Other Current Liabilities	119,081	626	(118,455)
Total Current Liabilities	652,490	534,035	(118,455)

Long-Term Liabilities:
Contingent Liability (SEC)	3,852,552	-	(3,852,552)
Total Long-Term Liabilities	3,852,552	-	(3,852,552)
Total Liabilities	$4,505,042	$534,035	$(3,971,007)

Stockholders Equity:
Common stock - Par Value $0.01	221,500	221,500	-
Additional paid-in-capital	1,758,000	758,000	(1,000,000)
Accumulated Deficit	(1,467,361)	(1,467,361)	-
Total Equity	512,139	(487,861)	(1,000,000)
TOTAL LIABILITIES AND EQUITY	$5,017,181	$46,174	$(4,971,007)

	As Previously Reported	Restated	Effect of the Restatement
	December 31, 2022	December 31, 2022
ASSETS:
Current Assets:
Cash	$38	$38	$-
Prepaid Expenses	22,500	22,500	-
Total Current Assets	22,538	22,538	-

Intangible Assets, net	4,895,106	-	(4,895,106)
Total Assets	$4,917,644	$22,538	$(4,895,106)

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Current Liabilities:
Accounts Payable	$122,734	$122,734	$-
Short-term loans from shareholders	27,967	27,967	-
Other Current Liabilities	43,180	626	(42,554)
Total Current Liabilities	193,881	151,327	(42,554)

Long-Term Liabilities:
Contingent Liability (SEC)	3,852,552	-	(3,852,552)
Total Long-Term Liabilities	3,852,552	-	(3,852,552)
Total Liabilities	$4,046,433	$151,327	$(3,895,106)

Stockholders Equity:
Common stock - Par Value $0.01	221,500	221,500	-
Additional paid-in-capital	1,758,000	758,000	(1,000,000)
Accumulated Deficit	(1,108,290)	(1,108,290)	-
Total Equity	871,210	(128,790)	(1,000,000)
TOTAL LIABILITIES AND EQUITY	$4,917,644	$22,538	$(4,895,106)